Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2024
Recent Accounting Pronouncements [Abstract]
Recent Accounting Pronouncements
(19)	Recent Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 is focused on additional income tax disclosures and requires public business entities, on an annual basis, to disclose specific categories in the rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold (if the effect of those reconciling items is equal to or greater than 5 percent of the amount computed by multiplying pretax income by the applicable statutory income tax rate). ASU 2023-09 is effective for the Company for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2024, with early adoption permitted. While the Company is currently evaluating the impact applying this standard will have on its income tax disclosures, the adoption of ASU 2023-09 is not expected to have a material impact on the Company’s consolidated financial statements.